Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	2024 £m	2023 £m
Trade receivables, net of loss allowance	5,563	5,905
Accrued income	18	69
Prepayments	390	355
Interest receivable	1	2
Employee loans and advances	7	9
Other receivables	857	1,045
	6,836	7,385

Summary of Loss Allowance

Loss allowance-trade receivables	2024 £m	2023 £m
At 1 January	85	91
Exchange adjustments	(2)	(6)
Charge for the year	34	11
Transfer to assets held for sale	(1)	–
Subsequent recoveries of amounts provided for	(12)	(9)
Utilised	(5)	(2)
At 31 December	99	85